Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Bridge Media LLC [Member]
Schedule of Carrying Value of Goodwill

The changes in carrying value of goodwill are as follows:

($ in thousands)
Carrying value as of January 1, 2022	$-
Goodwill acquired in acquisition	697
Carrying value as of December 31, 2022	697
Goodwill impaired during nine months ended September 30,2023	-
Carrying value as of September 30, 2023	$697

The changes in carrying value of goodwill are as follows:

($ in thousands)	2022
Carrying value at the beginning of the year	$-
Goodwill acquired in acquisition	697
Carrying value at the end of the year	$697

The Arena Group Holdings Inc [Member]
Schedule of Carrying Value of Goodwill

The changes in carrying value of goodwill are as follows:

	As of
	September 30, 2023 (unaudited)	December 31, 2022
Carrying value at beginning of year	$39,344	$19,619
Goodwill acquired in acquisition of Parade	-	2,587
Goodwill acquired in acquisition of Men’s Journal	1,246	17,138
Goodwill acquired in acquisition of Fexy Studios	1,985	-
Carrying value at end of period	$42,575	$39,344

The changes in carrying value of goodwill are as follows:

	As of December 31,
	2022	2021
Carrying value at beginning of year	$19,619	$16,140
Goodwill acquired in acquisition of The Spun	-	3,479
Goodwill acquired in acquisition of Parade	2,587	-
Goodwill acquired in acquisition of Men’s Journal	17,138	-
Carrying value at end of year	$39,344	$19,619